LVIP American Balanced Allocation Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.11%
Asset Allocation Fund–14.98%
✧American Funds®– Capital Income Builder	2,108,400	$144,256,741
		144,256,741
Equity Funds–34.88%
✧American Funds®-
American Mutual Fund	2,459,299	130,244,495
Growth Fund of America	1,752,053	116,441,445
Investment Company of America	1,815,331	89,277,954
		335,963,894
Fixed Income Funds–35.34%
✧American Funds®-
American Funds Inflation Linked Bond Fund	3,667,886	39,356,411
Bond Fund of America	12,402,603	156,272,800
Capital World Bond Fund	1,014,009	18,465,107
High-Income Trust	5,831,203	58,545,277
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
Intermediate Bond Fund of America	5,119,664	$ 67,681,958
		340,321,553
Global Equity Fund–4.89%
✧American Funds®– Smallcap World Fund	671,481	47,117,819
		47,117,819
International Equity Funds–10.02%
✧American Funds®-
EuroPacific Growth Fund	1,219,210	69,263,357
New World Fund	353,909	27,279,306
		96,542,663
Total Investment Companies (Cost $946,738,555)		964,202,670

TOTAL INVESTMENTS–100.11% (Cost $946,738,555)	964,202,670
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(1,050,323)
NET ASSETS APPLICABLE TO 66,938,214 SHARES OUTSTANDING–100.00%	$963,152,347

✧ Class R-6 shares.
See accompanying notes.
LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Company	$964,202,670	$—	$—	$964,202,670
There were no Level 3 investments at the beginning or end of the period.
LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Fixed Income Fund-0.00%@
×,✢American Funds Insurance Series® – Mortgage Fund	$31,194,317	$28,946	$30,988,601	$404,639	$(639,301)	$—	—	$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
× Issuer is no longer an affiliate of the Fund at March 31, 2022.
✢ Class 1 shares.
LVIP American Balanced Allocation Fund–3